Cover	Aug. 05, 2022
Cover [Abstract]
Entity Registrant Name	Fury Gold Mines Limited
Entity Central Index Key	0001514597
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Aug. 05, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity File Number	001-38145
Entity Address Address Line 1	1630-1177 West Hastings Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6E 2K3